Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 11,917	$ 18,178
Marketable securities	16,263	8,636
Accounts receivable:
Trade, net	27,305	23,295
Other	3,113	1,380
Related parties	417	473
Inventories	44,280	26,321
Total current assets	103,295	78,283
Marketable securities	7,769	24,246
Assets held for employees' severance benefits	1,436	1,374
Deferred tax assets	1,537	1,545
Property, plant and equipment ("PPE"), net	3,915	3,825
Intangible assets, net	2,924	5,164
Goodwill	25,561	25,561
Total assets	146,437	139,998
Current liabilities
Trade accounts payable	10,476	8,544
Other accounts payable and accrued expenses	7,484	11,147
Related parties	4	12
Total current liabilities	17,964	19,703
Long-term liabilities
Contingent consideration	4,642	4,942
Liability for employees' severance benefits	2,439	2,251
Deferred tax liabilities		268
Total liabilities	25,045	27,164
Commitments and contingencies
Shareholders' equity
Ordinary shares, ILS 0.01 par value; 10,000,000 shares authorized; 7,299,315 and 7,396,584 issued as at December 31, 2015 and 2016, respectively; 7,284,344 and 7,381,613 outstanding as at December 31, 2015 and 2016, respectively	22	21
Additional paid-in capital	46,833	44,101
Treasury shares (at cost) - 14,971 ordinary shares as at December 31, 2015 and 2016	(38)	(38)
Retained earnings	74,575	68,750
Total shareholders' equity	121,392	112,834
Total liabilities and shareholders' equity	$ 146,437	$ 139,998